Trade Payables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Trade payables
Trade payables - Current	€ 336.0	€ 1,368.2	€ 573.8
Trade payables - Non-current	179.9
Trade payables	515.9	€ 1,368.2	€ 573.8
Reversal of certain pre-delivery trade payables	€ 497.0